UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2010

Date of reporting period: August 31, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

THE APPLETON

GROUP PLUS FUND

August 31, 2009

Investment Advisor

Appleton Group Wealth Management, LLC

100 West Lawrence Street

Appleton, WI 54911

Phone: 1-866-993-7767

www.appletongroupfunds.com

Greetings from Appleton Group Wealth Management LLC, advisor to the Appleton Group PLUS Fund.

The global markets’ continued bounce off of their decade-long lows reached back in March of this year have been certainly welcome, helping to push the Fund nicely off of its bear market lows as well. Over the last six months ending August 31, 2009, the Fund has appreciated by +10.38% while the S&P 500 TR Index has moved higher by +40.52%. But the context of the market’s advance is important: to get back to year-end 2007 levels the S&P 500 will need to appreciate by an additional +38.06% even after the significant advance off of its March lows. By comparison, the Appleton Group PLUS Fund only needs to advance by +10.39% to get back to its year-end 2007 ending level. A much shorter path indeed!

We continue to make minor adjustments to our investment model in an effort to successfully navigate the current market environment, working tirelessly in an attempt to improve the amount of performance we capture during rising market environments while seeking to minimize our participation in falling market environments. We have recently added emerging market equities to our overall asset mix, which we believe has the potential to produce meaningful capital gains for our shareholders should the recent global market recovery continue. We ended the month of August with only a 5.3% cash/money market allocation, with the balance of the portfolio invested in equities, real estate and high-yield bond positions. This represents a significantly more assertive posture than we held at the end of February, and we believe is prudent for the current market environment. All positions (with the exception of our cash & equivalents) continue to be invested using exchange traded funds (ETFs).

It is our continued belief that both the events of the past year and a half and the lost decade of market growth will forever shift the focus of the investment community toward more flexible and proactive investment management disciplines such as ours. Our door is always open to you, and we look forward to serving both you and the Fund, working daily to keep your invested assets “on the right side of the market.”

Sincerely,

Mark C. Scheffler

Senior Portfolio Manager, Founder

The opinions expressed above are those of Mark C. Scheffler, are subject to change and should not be considered investment advice.

Performance data quoted represents past performance; past performance does not guarantee future results.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market of all domestic common stocks. It is not possible to invest directly in an index.

Because the Fund is a “fund of funds”, the cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with short selling and investments in ETFs, fixed income securities, technology, smaller capitalization companies and lower rated securities. Mutual fund investing involves risk. Principal loss is possible.

Must be preceded or accompanied by a prospectus.

THE APPLETON GROUP PLUS FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/09–8/31/09)

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE APPLETON GROUP PLUS FUND

Expense Example (continued)

(Unaudited)

	The Appleton Group PLUS Fund
	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period March 1, 2009– August 31, 2009*
Actual	$1,000.00	$1,103.80	$10.61
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16
*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

THE APPLETON GROUP PLUS FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is to maximize total return (capital appreciation plus income). Under normal market conditions, the Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets primarily among shares of different exchange-traded funds (“ETFs”). ETFs are open-end investment companies that track a securities index or basket of securities. In selecting investments for the Fund, the Advisor uses a proprietary asset allocation model, which focuses on historical patterns of market indices which the ETFs track as well as the market as a whole. The Fund, however, may temporarily depart from its principle investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, or political conditions.

Continued

THE APPLETON GROUP PLUS FUND

Investment Highlights (Continued)

Average Annual—For Periods Ended August 31, 2009

	1 Year	3 Year	Since Inception May 2, 2005
The Appleton Group PLUS Fund	(4.99)%	(2.28)%	(0.82)%

S&P 500 Index	(18.25)%	(5.78)%	(0.88)%

Dow Jones Moderate U.S. Portfolio Index	(7.35)%	(0.40)%	2.64%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-993-7767.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects the waiver and recovery of previously waived expenses by the Advisor. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and indices on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones U.S. Moderate Portfolio Index is part of the Dow Jones Relative Risk Index series, which measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk to all-stock portfolio. The specific percentage of all-stock portfolio risk reflected in Dow Jones Moderate Portfolio Index is 60%. Three major asset classes in subindexes of the Dow Jones Relative Risk Indexes are stocks, bonds and cash, and the weighting of each one should not go below 5%.

One cannot invest directly in an index.

Continued

THE APPLETON GROUP PLUS FUND

Investment Highlights (Continued)

*	Inception Date

THE APPLETON GROUP PLUS FUND	Schedule of Investments

August 31, 2009 (Unaudited)

Ticker Symbol: APGLX

	Shares	Market Value
Exchange Traded Funds 95.16%
iShares Dow Jones U.S. Real Estate Index Fund	148,200	$6,018,402
iShares MSCI Emerging Markets Index Fund	149,530	5,279,904
iShares Russell 1000 Value Index Fund	131,314	7,054,188
PowerShares QQQ Trust, Series 1	179,492	7,179,680
SPDR Barclays Capital High Yield Bond Fund	99,620	3,650,077
SPDR S&P 500	50,554	5,184,313

Total Exchange Traded Funds (Cost $31,062,274)		34,366,564

Short-Term Investments 5.36%
Money Market Funds 5.36%
AIM Liquid Assets Portfolio	324,269	324,269
AIM STIT-STIC Prime Portfolio	324,269	324,269
AIM STIT-Treasury Portfolio	333,710	333,710
Fidelity Institutional Government Portfolio	301,186	301,186
Fidelity Institutional Money Market Portfolio	324,269	324,269
Wells Fargo Advantage Prime Investment Money Market Fund	327,243	327,243

Total Short-Term Investments (Cost $1,934,946)		1,934,946

Total Investments 100.52% (Cost $32,997,220)		36,301,510

Liabilities, less Other Assets (0.52)%		(187,422)

Net Assets 100.00%		$36,114,088

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statement of Assets and Liabilities

August 31, 2009 (Unaudited)
Assets
Investments, at value (cost $32,997,220)	$36,301,510
Interest receivable	994
Receivable for capital shares sold	65,976
Other assets	11,193

Total Assets	36,379,673

Liabilities
Payable for capital shares redeemed	182,472
Payable to Advisor	36,144
Payable to affiliates	15,585
Accrued distribution fees	13,866
Accrued expenses and other liabilities	17,518

Total Liabilities	265,585

Net Assets	$36,114,088

Net Assets Consist Of:
Paid-in capital	$39,909,298
Undistributed net investment loss	(154,712)
Accumulated net realized loss	(6,944,788)
Net unrealized appreciation on investments	3,304,290

Net Assets	$36,114,088

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,091,609

Net asset value, redemption price and offering price per share	$8.83

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statement of Operations

For the Six Months Ended August 31, 2009 (Unaudited)
Investment Income
Dividend income	$171,027
Interest income	16,318

Total Investment Income	187,345

Expenses
Advisory fees	171,029
Distribution fees	42,757
Administration fees	25,644
Audit and tax fees	15,846
Fund accounting fees	15,683
Transfer agent fees and expenses	14,726
Federal and state registration fees	9,751
Legal fees	7,914
Reports to shareholders	4,719
Custody fees	4,001
Chief Compliance Officer fees and expenses	2,576
Trustees’ fees and related expenses	1,110
Other expenses	2,508

Total Expenses	318,264
Expense Recovery by Advisor (Note 4)	23,793

Net Expenses	342,057

Net Investment Loss	(154,712)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain from security transactions	190,677
Change in net unrealized appreciation/depreciation on investments	3,304,290

Net Realized and Unrealized Gain on Investments	3,494,967

Net Increase in Net Assets from Operations	$3,340,255

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statements of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
From Operations
Net investment loss	$(154,712)	$(133,755)
Net realized gain (loss) from security transactions	190,677	(6,379,180)
Change in net unrealized appreciation/depreciation on investments	3,304,290	(353,611)

Net increase (decrease) in net assets from operations	3,340,255	(6,866,546)

From Distributions
Net investment income	—	(21,602)
Net realized gains	—	—

Net decrease in net assets resulting from distributions paid	—	(21,602)

From Capital Share Transactions
Proceeds from shares sold	4,787,256	14,992,703
Net asset value of shares issued in reinvestment of distributions to shareholders	—	21,602
Payments for shares redeemed	(4,092,713)	(2,375,659)

Net increase in net assets from capital share transactions	694,543	12,638,646

Total increase in net assets	4,034,798	5,750,498

Net Assets:
Beginning of year	32,079,290	26,328,792

End of period	$36,114,088	$32,079,290

Undistributed Net Investment Loss	$(154,712)	$—

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009	Year Ended February 29, 2008	Year Ended February 28, 2007	Period Ended February 28, 2006(1)
Net Asset Value, Beginning of Period	$8.00	$9.99	$11.21	$10.47	$10.00

Income from investment operations:
Net investment income (loss)(2)	(0.04)	(0.03)	0.12	0.03	0.01
Net realized and unrealized gain/(loss) on investments	0.87	(1.95)	(0.50)	0.74	0.49

Total from investment operations	0.83	(1.98)	(0.38)	0.77	0.50

Less distributions paid:
From net investment income	—	(0.01)	(0.11)	(0.03)	(0.01)
From net realized gains	—	—	(0.73)	—	—
From tax return of capital	—	—	—	—	(0.02)

Total distributions paid	—	(0.01)	(0.84)	(0.03)	(0.03)

Paid-in capital from redemption fees (Note 2)	—	—	— (3)	— (3)	— (3)

Net Asset Value, End of Period	$8.83	$8.00	$9.99	$11.21	$10.47

Total Return(4)	10.38%	(19.87)%	(3.24)%	7.39%	4.98%

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Financial Highlights (continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009	Year Ended February 29, 2008	Year Ended February 28, 2007	Period Ended February 28, 2006(1)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$36,114	$32,079	$26,329	$22,972	$15,164
Ratio of expenses to average net assets
Before waivers, reimbursements and recoupments of expenses(5)(6)	1.86%	1.91%	1.96%	2.14%	3.70%
After waivers, reimbursements and recoupments of expenses(5)(6)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income (loss) to average net assets
Before waivers, reimbursements and recoupments of expenses(5)	(0.76)%	(0.36)%	0.78%	0.15%	(1.51)%
After waivers, reimbursements and recoupments of expenses(5)	(0.90)%	(0.45)%	0.74%	0.29%	0.19%
Portfolio turnover rate(4)	365.23%	951.67%	613.55%	384.07%	167.15%

(1)	Fund commenced operations on May 2, 2005.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.
(6)	Does not include expenses of ETFs in which the Fund invests.

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements

August 31, 2009 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Appleton Group PLUS Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to maximize total return (capital appreciation plus income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Redeemable securities issued by open-end, registered investment companies, such as money market funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed that day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2009 (Unaudited)

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) and FASB Staff Position 157-4 “Determining Fair Value when the Volume or Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted	prices in active markets for identical securities.
Level 2—Other	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Exchange Traded Funds	$34,366,564	$—	$—	$34,366,564

Total Equity	34,366,564	—	—	34,366,564
Short-Term Investments	$1,934,946	—	—	$1,934,946

Total Investments in Securities	$36,301,510	$—	$—	$36,301,510

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for interim and annual periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2009 (Unaudited)

uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management has evaluated SFAS 161 and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments for the periods presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the years ended February 29, 2008 and February 28, 2009 were as follows:

	Ordinary Income	Long-term Capital Gains
February 29, 2008:	$1,231,114	$—
February 28, 2009:	$21,602	$—

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2009 (Unaudited)

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 provides for the FASB Accounting Standards CodificationTM (the “Codification”) to become the single official source of authoritative, nongovernmental U.S. Generally Accepted Accounting Principles (“GAAP”), except for rules and interpretive releases of the SEC, which are also sources of authoritative GAAP for SEC registrants. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. As the Codification was not intended to change or alter existing GAAP, it is not expected to impact the financial statements, however in following year, the fund will cease using GAAP references and begin to use the new Codification when referring to GAAP.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2009 (Unaudited)

(3)	Federal Tax Matters

As of February 28, 2009, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$11,606,000

Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	—

Net tax unrealized appreciation	—

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated losses	(7,135,466)

Total accumulated losses	$(7,135,466)

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Loss	Paid-in Capital
133,755	—	(133,755)

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At February 28, 2009, the Fund had capital loss carryforwards of $3,561,438 which will expire February 28, 2017.

At February 28, 2009, the Fund had post-October losses of $3,574,028, which will be recognized in the following year.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2009 (Unaudited)

year 2009. At February 28, 2009, the fiscal years 2006 through 2009 remain open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s Expense Limitation Cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended August 31, 2009, expenses of $23,793 previously waived by the Advisor were recouped by the Advisor.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2009	$27,674
2010	$28,469

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

(6)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended August 31, 2009, the Fund accrued expenses of $42,757, pursuant to the 12b-1 Plan.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2009 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2009	Year Ended February 28, 2009
Shares sold	572,434	1,637,296
Shares issued to holders in reinvestment of distributions	—	2,394
Shares redeemed	(491,032)	(264,611)

Net increase	81,402	1,375,079

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended August 31, 2009, were $117,763,273 and $86,891,676, respectively. The Fund did not have any purchases or sales of long-term U.S. Government securities.

(9)	Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through October 30, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 26, 2009 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between The Appleton Group PLUS Fund (the “Fund”), a series of the Trust, and Appleton Group Wealth Management, LLC, the Fund’s investment advisor (the “Advisor”). In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement. The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the advisory fees and other expenses of the Fund, due diligence materials relating to the Advisor (including a due diligence questionnaire completed on behalf of the Fund by the Advisor, the Advisor’s Form ADV and disclosure brochure, select financial statements of the Advisor, bibliographic information of the Advisor’s key management and compliance personnel, comparative fee information for the Fund and the Advisor’s other separately-managed accounts, a summary detailing key provisions of the Advisor’s written compliance program and a code of ethics certification) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement until August 31, 2010.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Fund and the amount of time devoted to the Fund’s affairs by the Advisor’s staff. The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Trustees also discussed the Advisor’s marketing activity and commitment to Fund growth. The Trustees reviewed the structure of the Advisor’s compliance policies and procedures and any material compliance issues during the prior year with respect to the Fund. The Trustees noted that during the course of the prior year they had met with the Advisor in person to discuss various performance, marketing and compliance issues. The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Advisor, including its use of Charles Schwab Institutional as its primary broker. This relationship is reviewed annually by the Advisor. The Trustees discussed in detail the Advisor’s handling of compliance matters, including the reports of the Fund’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program. The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Advisor’s compliance policies and procedures, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISOR AND THE FUND.

The Trustees discussed the Fund’s performance for the three-month, one-year and three-year periods ended March 31, 2009, and the overall performance by the Advisor since the inception of the Fund on May 2, 2005. In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees also compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to two benchmark indices, the S&P 500 Total Return Index and the Dow Jones Moderate U.S. Portfolio Index. The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Advisor that were similar to the Fund in terms of investment discipline and asset allocation techniques. The Trustees noted that the Fund’s performance was negative across all time periods reviewed. For the three-month period ended March 31, 2009, the Fund’s performance was lower than each of the two benchmark indices. However, the Fund’s performance for the one-year and three-year periods ended March 31, 2009 was higher than each of the two benchmark indices. The Trustees noted that the overall performance of the Fund since its inception on May 2, 2005 was higher than the S&P 500 Total Return Index, but lower than the Dow Jones Moderate U.S. Portfolio Index. After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered the cost of services and the structure of the Advisor’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, components and peer group selections. The Trustees considered the cost structure of the Fund relative to a peer group of all-cap core funds, as constructed by data provided by Lipper, Inc., and the Advisor’s separately-managed accounts, as well as the fee waivers and expense reimbursements previously provided by the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and noted that the Advisor had subsidized the Fund’s operations following the Fund’s inception and had not fully recouped those subsidies. The Advisor had, however, recouped a portion of its prior subsidies during each of the one-year periods ended March 31, 2008 and March 31, 2009. The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement, as well as the Fund’s brokerage arrangements, noting that the Advisor makes no effort to seek soft dollar arrangements. These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the August 26, 2009 meeting at which the Agreement was formally considered, as well as the presentations made by the Advisor over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 1.00% and the Fund’s total expenses (net of fee waivers and expense reimbursements) of 2.00% were the highest among its peer group. The Trustees then compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Advisor that were similar to the Fund in terms of investment discipline and asset allocation techniques and noted that the management fees charged were similar (although in a few instances the management fees were lower for the separately-managed accounts), but the Fund’s internal administrative expenses were significantly higher than the expenses incurred by these other separately-managed accounts.

The Trustees concluded that the Fund’s expenses and the fees paid to the Advisor were fair and reasonable in light of the Fund’s profit in acting as investment advisor to the Fund and comparative performance. The Trustees noted that the Advisor had achieved profitability in acting as investment advisor to the Fund and that the Advisor had maintained adequate profit levels to support the services to the Fund from the revenues of its overall investment advisory activities.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees reviewed all fee waivers and expense reimbursements by the Advisor with respect to the Fund and the Advisor’s recoupment of a portion of its prior fee waivers and expense reimbursements for each of the one-year periods ended March 31, 2008 and March 31, 2009. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Advisor and the Fund at the Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be realized by the Advisor from its association with the Fund, including the Advisor’s summary of “fall-out” benefits, which the Advisor noted were not yet meaningful. The Trustees examined the brokerage and commissions of the Advisor with respect to the Fund, noting that the Advisor receives no soft dollar benefits from its relationship with the Fund. The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, growth in separate account management services or greater exposure to press coverage, appear to be reasonable and, in many cases, may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

THE APPLETON GROUP PLUS FUND

Additional Information (Unaudited)

Tax Information

The Fund designates 13.19% of its ordinary income distribution for the year ended February 28, 2009, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 28, 2009, 13.19% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The Business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-866-993-7767.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	18	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–present); Director, Flight Standards & Training (1990–1999).	18	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

THE APPLETON GROUP PLUS FUND

Additional Information (Unaudited), continued

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 47	Chairperson, President, and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	18	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 11, 2008	Fund Administration & Compliance, U.S. Bancorp Fund Services, LLC (2004–present); UMB Investment Services Group (2000–2004).	N/A	N/A

Kristin M. Cuene 615 E. Michigan St. Milwaukee, WI 53202 Age: 40+	Chief Compliance Officer	Indefinite Term; Since January 23, 2009	Attorney, Compliance Officer, U.S. Bancorp Fund Services, LLC (2008–present); Attorney, Investment Management, Quarles & Brady, LLP (2007–2008); Student, University of Pennsylvania (2004–2007).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 30	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 35	Assistant Treasurer	Indefinite Term; Since January 10, 2008	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004– present).	N/A	N/A

(1)

Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC the Fund’s distributor.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Appleton Group PLUS Fund has adopted proxy voting policies and procedures that delegate to The Appleton Group, LLC, the Fund’s investment advisor (the “Advisor”), the authority to vote proxies. A description of The Appleton Group PLUS Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-993-7767. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at
1-866-993-7767 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on
Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

THE APPLETON GROUP PLUS FUND

Investment Advisor	Appleton Group Wealth Management, LLC 100 West Lawrence Street Appleton, Wisconsin 54911

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 7, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Trust for Professional Managers

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date November 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date November 4, 2009

By (Signature and Title)	/s/ John Buckel
John Buckel, Treasurer

Date November 4, 2009